Consolidated Balance Sheets (Interim Period Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
CASH AND DUE FROM BANKS	$ 123,803,713	$ 14,033,501	$ 15,183,853
FEDERAL FUNDS SOLD / SHORT-TERM INVESTMENTS	11,425	11,420	11,406
Total cash and cash equivalents	123,815,138	14,044,921	15,195,259
INVESTMENT SECURITIES:
Available for sale, at fair value	101,557,211	109,840,965	93,683,774
Held to maturity (fair value of $152,186,281, $121,839,363, and $147,621,280 at September 30, 2013, December 31, 2012, and December 31, 2011, respectively)	150,572,922	116,027,900	142,474,423
Total securities	252,130,133	225,868,865	236,158,197
LOANS HELD FOR SALE	14,535,681	35,960,262	19,234,111
LOANS	362,549,473	521,814,110	475,431,771
Less- Allowance for loan losses	(6,820,180)	(7,151,212)	(5,534,450)
Net loans	355,729,293	514,662,898	469,897,321
PREMISES AND EQUIPMENT, net	10,172,487	10,630,295	10,439,304
ACCRUED INTEREST RECEIVABLE	2,143,535	2,872,099	2,996,848
BANK-OWNED LIFE INSURANCE	15,374,712	15,026,506	13,578,981
OTHER REAL ESTATE OWNED	2,808,554	8,332,601	12,409,201
OTHER ASSETS	13,459,319	13,569,935	11,817,693
Total assets	790,168,852	840,968,382	791,726,915
LIABILITIES:
Non-interest bearing	147,179,144	152,334,759	105,470,543
Interest bearing	539,764,810	555,354,716	518,391,942
Total deposits	686,943,954	707,689,475	623,862,485
BORROWINGS	10,000,000	42,400,000	88,300,000
REDEEMABLE SUBORDINATED DEBENTURES	18,557,000	18,557,000	18,557,000
ACCRUED INTEREST PAYABLE	787,927	1,057,779	1,186,511
ACCRUED EXPENSES AND OTHER LIABILITIES	6,727,851	6,210,596	4,821,144
Total liabilities	723,016,732	775,914,850	736,727,140
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred stock, no par value; 5,000,000 shares authorized; none issued	0	0	0
Common stock, no par value, 30,000,000 shares authorized; 6,008,223, 5,985,275, and 5,096,054 shares issued and 5,988,867, 5,977,924, and 5,094,503 shares outstanding as of September 30, 2013, December 31, 2012, and December 31, 2011 respectively	49,395,322	48,716,032	40,847,929
Retained earnings	19,999,881	15,594,293	13,070,606
Treasury Stock, at cost, 19,356 shares, 7,351 shares, and 1,551 shares at September 30, 2013, December 31, 2012, and December 31, 2011, respectively	(177,537)	(61,086)	(10,222)
Accumulated other comprehensive income	(2,065,546)	804,293	1,091,462
Total shareholders’ equity	67,152,120	65,053,532	54,999,775
Total liabilities and shareholders’ equity	$ 790,168,852	$ 840,968,382	$ 791,726,915